Deloitte.

Deloitte & Touche LLP
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Chicago, IL 60606
USA

Tel: 1 312 486 1000
Fax: 1 312 486 1486
www.deloitte.com

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
Sentry Life Insurance Company and
Contract Owners of Sentry Variable Account II

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities for each of the sub-accounts of Sentry Variable Account II (the "Account") listed in Appendix A, as of December 31, 2023, the related statements of operations, the statements of changes in net assets, and the financial highlights for the periods presented in Appendix A, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the sub-accounts comprising the Account as of December 31, 2023, and the results of their operations, the changes in their net assets, and the financial highlights for periods presented in Appendix A, in conformity with accounting principles generally accepted in the United States of America.

The statements of changes in net assets presented for the year or period ended December 31, 2022 and the related notes, including the financial highlights, presented for each of the years or periods in the period ended December 31, 2022 and prior, were audited by other auditors whose report, dated February 24, 2023, expressed an unqualified opinion on those financial statements.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the Account's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2023

Assets:

Investments at fair value:
	Investments at Fair Value	Accrued Dividends		Total Assets and Total Net Assets
Janus Henderson Series - Institutional Shares:
Research Portfolio, 20,399 shares (cost $ 716,821)	$920,999	$		$920,999
Enterprise Portfolio, 164,058 shares (cost $ 11,183,445)	12,553,683			12,553,683
Forty Portfolio, 34,017 shares (cost $ 1,334,004)	1,610,716			1,610,716
Global Research Portfolio, 5,328 shares (cost $ 238,425)	325,548			325,548
Balanced Portfolio, 21,326 shares (cost $ 726,559)	965,658			965,658

T. Rowe Price Fixed Income Series, Inc.:
Limited Term Bond Portfolio, 126,832 shares (cost $ 615,739)	591,036			591,036

T. Rowe Price Equity Series, Inc.:
Equity Income Portfolio, 39,608 shares (cost $ 1,080,801)	1,099,506			1,099,506
Moderate Allocation Portfolio, 128,566 shares (cost $ 2,585,287)	2,573,898			2,573,898
Mid-Cap Growth Portfolio, 13,209 shares (cost $ 377,705)	384,509			384,509

T. Rowe Price International Series, Inc.:
International Stock Portfolio, 7,461 shares (cost $ 111,612)	111,994			111,994

Vanguard Variable Insurance Fund:
Balanced Portfolio, 23,610 shares (cost $ 526,719)	549,882			549,882
Equity Index Portfolio, 7,870 shares (cost $ 334,197)	479,219			479,219
High Yield Bond Portfolio, 9,655 shares (cost $ 72,228)	71,156			71,156
Small Company Growth Portfolio, 22,452 shares (cost $ 432,555)	395,372			395,372
Mid-Cap Index Portfolio, 17,021 shares (cost $ 361,265)	407,321			407,321
REIT Index Portfolio, 23,795 shares (cost $ 301,470)	283,637			283,637
VVIF - Money Market, 589,021 shares (cost $ 589,021)	589,021		85	589,106

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2023

	Janus Henderson	Janus Henderson	Janus Henderson
	Research	Enterprise	Forty

Investment income:
Dividends	$1,189	$19,040	$2,773

Expenses:
Mortality and expense risk charges	9,896	146,116	17,355

Net investment income (loss)	(8,707)	(127,076)	(14,582)

Realized gains (losses) on investments:
Net realized investment gain (loss)	14,777	614,024	15,745

Capital gain distributions received	-	830,336	-

Net realized gain (loss) on investments and
capital gain distributions, net	14,777	1,444,360	15,745

Net change in unrealized appreciation
(depreciation) on investments	276,316	561,765	462,213

Net increase (decrease) in net assets from operations	$282,386	$1,879,049	$463,376

	Janus Henderson	Janus Henderson
	Gobal Research	Balanced

Investment income:
Dividends	$2,897	$19,501

Expenses:
Mortality and expense risk charges	3,804	11,167

Net investment income (loss)	(907)	8,334

Realized gains (losses) on investments:
Net realized investment gain (loss)	23,546	28,150

Capital gain distributions received	9,055	-

Net realized gain (loss) on investments and
capital gain distributions, net	32,601	28,150

Net change in unrealized appreciation
(depreciation) on investments	39,438	86,498

Net increase (decrease) in net assets from operations	$71,132	$122,982

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2023

	T. Rowe Price	T. Rowe Price	T. Rowe Price
	Limited Term Bond	Equity Income	Moderate Allocation

Investment income:
Dividends	$19,989	$22,568	$58,287

Expenses:
Mortality and expense risk charges	7,245	12,973	30,606

Net investment income (loss)	12,744	9,595	27,681

Realized gains (losses) on investments:
Net realized investment gain (loss)	(10,143)	15,566	(55,128)

Capital gain distributions received	-	45,153	7,057

Net realized gain (loss) on investments and
capital gain distributions, net	(10,143)	60,719	(48,071)

Net change in unrealized appreciation
(depreciation) on investments	19,573	18,547	359,944

Net increase (decrease) in net assets from operations	$22,174	$88,861	$339,554

	T. Rowe Price	T. Rowe Price
	Mid-Cap Growth	International Stock

Investment income:
Dividends	$-	$1,112

Expenses:
Mortality and expense risk charges	5,338	1,347

Net investment income (loss)	(5,338)	(235)

Realized gains (losses) on investments:
Net realized investment gain (loss)	2,353	(812)

Capital gain distributions received	23,022	-

Net realized gain (loss) on investments and
capital gain distributions, net	25,375	(812)

Net change in unrealized appreciation
(depreciation) on investments	48,006	16,713

Net increase (decrease) in net assets from operations	$68,043	$15,666

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF OPERATIONS (continued)
For the Year Ended December 31, 2023

	Vanguard	Vanguard	Vanguard
	Balanced	Equity Index	High Yield Bond

Investment income: Dividends	$10,575	$7,178	$3,556

Expenses: Mortality and expense risk charges	6,214	5,900	837

Net investment income (loss)	4,361	1,278	2,719

Realized gains (losses) on investments:
Net realized investment gain (loss)	205	39,900	(1,024)

Capital gain distributions received	20,494	15,898	-

Net realized gain (loss) on investments and
capital gain distributions, net	20,699	55,798	(1,024)

Net change in unrealized appreciation
(depreciation) on investments	38,950	48,532	5,183

Net increase (decrease) in net assets from operations	$64,010	$105,608	$6,878

	Vanguard	Vanguard	Vanguard
	Small Company Growth	Mid-Cap Index	REIT Index

Investment income: Dividends	$1,606	$5,708	$6,656

Expenses: Mortality and expense risk charges	4,622	4,660	3,173

Net investment income (loss)	(3,016)	1,048	3,483

Realized gains (losses) on investments:
Net realized investment gain (loss)	(3,899)	631	(6,380)

Capital gain distributions received	-	7,163	12,557

Net realized gain (loss) on investments and
capital gain distributions, net	(3,899)	7,794	6,177

Net change in unrealized appreciation
(depreciation) on investments	72,701	44,299	17,729

Net increase (decrease) in net assets from operations	$65,786	$53,141	$27,389

	Vanguard
	Money Market

Investment income: Dividends	$29,513

Expenses: Mortality and expense risk charges	7,176

Net investment income (loss)	22,337

Realized gains (losses) on investments:
Net realized investment gain (loss)	-

Capital gain distributions received	7

Net realized gain (loss) on investments and
capital gain distributions, net	7

Net change in unrealized appreciation
(depreciation) on investments	-

Net increase (decrease) in net assets from operations	$22,344

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS
For the Year Ended December 31

	Janus Henderson Research		Janus Henderson Enterprise		Janus Henderson Forty

	2023	2022	2023	2022	2023	2022

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(8,707)	$(9,309)	$(127,076)	$(127,228)	$(14,582)	$(15,744)

Realized gains (losses) on investments	14,777	193,399	1,444,360	2,888,947	15,745	286,916

Unrealized appreciation (depreciation), net	276,316	(547,574)	561,765	(5,349,421)	462,213	(1,007,020)

Net increase (decrease) in net assets from operations	282,386	(363,484)	1,879,049	(2,587,702)	463,376	(735,848)

Contract transactions:
Purchase payments	2,337	3,224	34,025	39,236	4,670	7,219

Transfers between subaccounts, net	25	401	(768)	(103,128)	2,315	(59,911)

Withdrawals	(60,250)	(166,598)	(1,226,009)	(986,353)	(101,133)	(237,828)

Contract maintenance fees	(806)	(955)	(7,505)	(8,424)	(940)	(1,100)

Net increase (decrease) in net assets
derived from contract transactions	(58,694)	(163,928)	(1,200,257)	(1,058,669)	(95,088)	(291,620)

Total increase (decrease) in net assets	223,692	(527,412)	678,792	(3,646,371)	368,288	(1,027,468)

Net assets at beginning of year	697,307	1,224,719	11,874,891	15,521,262	1,242,428	2,269,896

Net assets at end of year	$920,999	$697,307	$12,553,683	$11,874,891	$1,610,716	$1,242,428

	Janus Henderson Global Research		Janus Henderson Balanced

	2023	2022	2023	2022

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(907)	$(611)	$8,334	$121

Realized gains (losses) on investments	32,601	85,558	28,150	111,954

Unrealized appreciation (depreciation), net	39,438	(166,732)	86,498	(326,511)

Net increase (decrease) in net assets from operations	71,132	(81,785)	122,982	(214,436)

Contract transactions:
Purchase payments	3,146	814	4,255	4,491

Transfers between subaccounts, net	(179)	(42,745)	(1,820)	(37,714)

Withdrawals	(45,773)	(34,193)	(62,006)	(152,810)

Contract maintenance fees	(302)	(306)	(1,090)	(1,269)

Net increase (decrease) in net assets
derived from contract transactions	(43,108)	(76,430)	(60,661)	(187,302)

Total increase (decrease) in net assets	28,024	(158,215)	62,321	(401,738)

Net assets at beginning of year	297,524	455,739	903,337	1,305,075

Net assets at end of year	$325,548	$297,524	$965,658	$903,337

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31

	T. Rowe Price Limited Term Bond		T. Rowe Price Equity Income		T. Rowe Price Moderate Allocation

	2023	2022	2023	2022	2023	2022

Increase (decrease) in net assets from operations:
Net investment income (loss)	$12,744	$5,301	$9,595	$8,552	$27,681	$10,604

Realized gains (losses) on investments	(10,143)	(5,746)	60,719	114,095	(48,071)	26,534

Unrealized appreciation (depreciation), net	19,573	(41,940)	18,547	(179,549)	359,944	(729,377)

Net increase (decrease) in net assets from operations	22,174	(42,385)	88,861	(56,902)	339,554	(692,239)

Contract transactions:
Purchase payments	5,527	6,783	319	2,280	9,220	6,875

Transfers between subaccounts, net	(1,487)	459	(3,474)	(35,081)	140	(56,792)

Withdrawals	(113,738)	(61,319)	(214,828)	(37,532)	(475,938)	(194,762)

Contract maintenance fees	(739)	(808)	(1,038)	(1,067)	(2,142)	(2,302)

Net increase (decrease) in net assets
derived from contract transactions	(110,437)	(54,885)	(219,021)	(71,400)	(468,720)	(246,981)

Total increase (decrease) in net assets	(88,263)	(97,270)	(130,160)	(128,302)	(129,166)	(939,220)

Net assets at beginning of year	679,299	776,569	1,229,666	1,357,968	2,703,064	3,642,284

Net assets at end of year	$591,036	$679,299	$1,099,506	$1,229,666	$2,573,898	$2,703,064

	T. Rowe Price Mid-Cap Growth		T. Rowe Price International Stock

	2023	2022	2023	2022

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(5,338)	$(6,141)	$(235)	$(446)

Realized gains (losses) on investments	25,375	17,105	(812)	2,215

Unrealized appreciation (depreciation), net	48,006	(166,053)	16,713	(23,255)

Net increase (decrease) in net assets from operations	68,043	(155,089)	15,666	(21,486)

Contract transactions:
Purchase payments	2,791	5,843	1,080	2,290

Transfers between subaccounts, net	(428)	2,267	(737)	2,917

Withdrawals	(122,873)	(70,634)	(11,056)	(1,104)

Contract maintenance fees	(466)	(451)	(167)	(157)

Net increase (decrease) in net assets
derived from contract transactions	(120,976)	(62,975)	(10,880)	3,946

Total increase (decrease) in net assets	(52,933)	(218,064)	4,786	(17,540)

Net assets at beginning of year	437,442	655,506	107,208	124,748

Net assets at end of year	$384,509	$437,442	$111,994	$107,208

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31

	Vanguard Balanced		Vanguard Equity Index		Vanguard High Yield Bond

	2023	2022	2023	2022	2023	2022

Increase (decrease) in net assets from operations:
Net investment income (loss)	$4,361	$3,864	$1,278	$816	$2,719	$2,823

Realized gains (losses) on investments	20,699	69,846	55,798	35,604	(1,024)	(568)

Unrealized appreciation (depreciation), net	38,950	(175,526)	48,532	(150,119)	5,183	(10,719)

Net increase (decrease) in net assets from operations	64,010	(101,816)	105,608	(113,699)	6,878	(8,464)

Contract transactions:
Purchase payments	10,941	1,360	708	863	1,915	1,520

Transfers between subaccounts, net	(461)	(2,187)	(4,902)	(5,385)	(757)	1,152

Withdrawals	(20,890)	(138,790)	(83,795)	(18,210)	(6,847)	(3,115)

Contract maintenance fees	(344)	(377)	(335)	(297)	(90)	(92)

Net increase (decrease) in net assets
derived from contract transactions	(10,754)	(139,994)	(88,324)	(23,029)	(5,779)	(535)

Total increase (decrease) in net assets	53,256	(241,810)	17,284	(136,728)	1,099	(8,999)

Net assets at beginning of year	496,626	738,436	461,935	598,663	70,057	79,056

Net assets at end of year	$549,882	$496,626	$479,219	$461,935	$71,156	$70,057

	Vanguard Small Company Growth		Vanguard Mid-Cap Index		Vanguard REIT Index

	2023	2022	2023	2022	2023	2022

Increase (decrease) in net assets from operations:
Net investment income (loss)	$(3,016)	$(3,667)	$1,048	$(163)	$3,483	$1,710

Realized gains (losses) on investments	(3,899)	105,568	7,794	46,565	6,177	11,093

Unrealized appreciation (depreciation), net	72,701	(231,500)	44,299	(147,740)	17,729	(113,715)

Net increase (decrease) in net assets from operations	65,786	(129,599)	53,141	(101,338)	27,389	(100,912)

Contract transactions:
Purchase payments	3,551	1,745	2,650	850	358	3,380

Transfers between subaccounts, net	2,567	(3,786)	(865)	(196)	5,702	29,993

Withdrawals	(38,615)	(6,909)	(29,310)	(29,910)	(21,118)	(5,366)

Contract maintenance fees	(268)	(257)	(164)	(201)	(228)	(231)

Net increase (decrease) in net assets
derived from contract transactions	(32,765)	(9,207)	(27,689)	(29,457)	(15,286)	27,776

Total increase (decrease) in net assets	33,021	(138,806)	25,452	(130,795)	12,103	(73,136)

Net assets at beginning of year	362,351	501,157	381,869	512,664	271,534	344,670

Net assets at end of year	$395,372	$362,351	$407,321	$381,869	$283,637	$271,534

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the Year Ended December 31

	Vanguard Money Market

	2023	2022 *

Increase (decrease) in net assets from operations:
Net investment income (loss)	$22,337	$4,555

Realized gains (losses) on investments	7	1

Unrealized appreciation (depreciation), net	-	-

Net increase (decrease) in net assets from operations	22,344	4,556

Contract transactions:
Purchase payments	3,925	2,200

Transfers between subaccounts, net	5,131	756,548

Withdrawals	(58,935)	(145,917)

Contract maintenance fees	(448)	(298)

Net increase (decrease) in net assets
derived from contract transactions	(50,327)	612,533

Total increase (decrease) in net assets	(27,983)	617,089

Net assets at beginning of year	617,089	-

Net assets at end of year	$589,106	$617,089

* Vanguard Money Market's shares became available for investment on February 2, 2022 (inception). The 2022 Statement of Changes in Net Assets is from February 2, 2022 (inception) through December 31, 2022.

See accompanying notes to financial statements

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
1. Organization
The Sentry Variable Account II (the Variable Account) is a segregated investment account of Sentry Life Insurance Company (the Company), which is a stock company 100% owned by Sentry Insurance Company (SIC), formerly Sentry Insurance a Mutual Company (SIAMCO), and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. The Variable Account is an accounting entity wherein all segregated account transactions are reflected.

Effective January 1, 2021 (the effective date), SIAMCO reorganized its corporate structure (the reorganization). On the effective date and as part of the reorganization, SIAMCO converted to SIC, a stock insurer. SIC is 100% owned by Sentry Holdings, Inc., an intermediate holding company, which is 100% owned by Sentry Mutual Holding Company. The reorganization did not have a material impact on the Company or the Variable Account's financial statements.

The Variable Account was established by the Company on August 2, 1983 in support of variable annuity contracts, and commenced operations on May 3, 1984. The Company discontinued new sales of variable annuity contracts on December 1, 2004. Management of the Company has determined that there is no justification for substantial doubt regarding the Variable Account's ability to continue as a going concern.
The assets of each subaccount of the Variable Account are invested in shares of corresponding portfolios of Janus Henderson Series - Institutional Shares, T. Rowe Price Fixed Income Series, Inc., T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., and Vanguard Variable Insurance Fund (collectively, the Funds) at each portfolio's net asset value (NAV) in accordance with the selection made by contract owners.

The Funds are diversified open-end investment management companies registered under the Investment Company Act of 1940. A copy of the Funds' annual reports is included in the Variable Account's Annual Report.
The Variable Account meets the definition of an investment company under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946 and is following the accounting and reporting guidance under that Topic.

During 2022, a new fund offering was provided to policyholders, Vanguard Money Market Portfolio. Since this subaccount has an inception date in 2022, the financial statements are as of December 31, 2022 and for the period from inception date of February 2, 2022 to December 31, 2022.

2. Significant Accounting Policies
The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments
Investments in shares of each of the Funds are valued on the closing net asset value per share at December 31, 2023. The Funds value their investment securities at fair value.

Securities Transactions and Investment Income
Transactions in shares of the Funds are recorded on the trade date if received by 3:00 p.m. central standard time (the date the order to buy and sell is executed). Dividend income is recorded on the ex-dividend date. The cost of Fund shares sold and the corresponding investment gains and losses are determined on a specific identification basis.

Federal Income Taxes
The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code. The operations of the Variable Account are part of the total operations of the Company and are not taxed as a separate entity.

Under Federal income tax law, net investment income and net realized investment gains of the Variable Account which are applied to increase net assets are not taxed.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

2. Significant Accounting Policies (continued)
Subsequent Events
In connection with the preparation of the financial statements, the Company evaluated subsequent events after the financial statement date of December 31, 2023 through February 23, 2024, the date the financial statements were issued. No significant subsequent events were identified.

3. Purchases and Sales of Securities

In 2023, purchases and proceeds from sale of investments in various subaccounts for the year ended December 31, 2023 are as follows:

		Proceeds
	Purchases	on Sales
Janus Henderson Research Portfolio	$4,362	$71,764
Janus Henderson Enterprise Portfolio	883,835	1,380,831
Janus Henderson Forty Portfolio	9,922	119,591
Janus Henderson Global Research Portfolio	15,173	50,133
Janus Henderson Balanced Portfolio	25,042	77,369
T. Rowe Price Limited Term Bond Portfolio	26,462	124,155
T. Rowe Price Equity Income Portfolio	68,473	232,747
T. Rowe Price Moderate Allocation Portfolio	75,985	509,966
T. Rowe Price Mid-Cap Growth Portfolio	26,401	129,693
T. Rowe Price International Stock Portfolio	2,377	13,491
Vanguard Balanced Portfolio	43,820	29,719
Vanguard Equity Index Portfolio	24,214	95,362
Vanguard High Yield Bond Portfolio	6,206	9,266
Vanguard Small Company Growth Portfolio	8,603	44,383
Vanguard Mid-Cap Index Portfolio	15,599	35,077
Vanguard REIT Index Portfolio	25,273	24,519
Vanguard Money Market Portfolio	38,632	66,559
Total	$1,300,379	$3,014,625

In 2022, purchases and proceeds from sale of investments in various subaccounts for the year ended December 31, 2022 are as follows:

		Proceeds
	Purchases	on Sales
Janus Henderson Research Portfolio	$165,501	$178,390
Janus Henderson Enterprise Portfolio	2,204,496	1,315,302
Janus Henderson Forty Portfolio	249,638	318,581
Janus Henderson Global Research Portfolio	39,910	81,595
Janus Henderson Balanced Portfolio	57,840	212,004
T. Rowe Price Limited Term Bond Portfolio	63,923	112,425
T. Rowe Price Equity Income Portfolio	134,872	133,582
T. Rowe Price Moderate Allocation Portfolio	110,478	290,887
T. Rowe Price Mid-Cap Growth Portfolio	21,765	77,225
T. Rowe Price International Stock Portfolio	9,284	3,167
Vanguard Balanced Portfolio	64,291	148,245
Vanguard Equity Index Portfolio	30,681	29,939
Vanguard High Yield Bond Portfolio	6,563	4,275
Vanguard Small Company Growth Portfolio	130,431	30,289
Vanguard Mid-Cap Index Portfolio	52,558	35,776
Vanguard REIT Index Portfolio	65,709	24,228
* Vanguard Money Market Portfolio	774,227	157,280
Total	$4,182,167	$3,153,190

* The purchases and proceeds on sales activity for Vanguard Money Market Portfolio was for the period February 2, 2022 (inception) through December 31, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
4. Expenses and Related Party Transactions
A mortality and expense risk premium is deducted by the Company from the Variable Account on a daily basis which is equal, on an annual basis, to 1.20% (0.80% mortality and 0.40% expense risk) of the daily net asset value of the Variable Account. This mortality and expense risk premium compensates the Company for assuming these risks under the variable annuity contract.

The Company deducts, on the contract anniversary date, an annual contract maintenance charge of $30, per contract holder, from the contract value by canceling accumulation units. If the contract is surrendered for its full surrender value, on other than the contract anniversary, the contract maintenance charge will be deducted at the time of such surrender. This charge reimburses the Company for administrative expenses relating to maintenance of the contract.

Any premium tax payable to a governmental entity as a result of the existence of the contracts or the Variable Account will be either charged against the purchase payments or against the contract value. Premium taxes up to 3.5% are currently imposed by certain states. Some states assess their premium taxes at the time purchase payments are made; others assess their premium taxes at the time of annuitization. In the event contracts would be issued in states assessing their premium taxes at the time purchase payments are made, the Company currently deducts such premium taxes at the time those purchase payments are made. For contracts issue in states assessing their premium taxes at the time of annuitization, the Company currently deducts the premiums taxes at the point of annuitization.

Sentry Equity Services, Inc., a related party, acts as the underwriter for the contract.

5. Fair Value Measurement
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The Variable Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Company categorizes financial assets recorded at fair value as follows:
Level 1 - Unadjusted quoted prices accessible in active markets for identical assets at the measurement date. The assets utilizing Level 1 valuations represent investments in publicly-traded registered mutual funds with quoted market prices.

Level 2 - Unadjusted quoted prices for similar assets in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. The assets utilizing Level 2 valuations represent investments in privately-traded registered mutual funds only offered through insurance products. These funds have no unfunded commitments or restrictions and the Variable Account always has the ability to redeem its interest in the funds with the investee at NAV daily.

Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.
The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2023:
	Level 1	Level 2	Level 3	Total

Variable Account Investments	-	$23,913,240	-	$23,913,240
The Variable Account only invests in funds with fair value measurements in Level 2 and did not have any assets or liabilities reported at fair value on a nonrecurring basis.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
6. Changes in Units Outstanding

The changes in units outstanding for the year ended December 31, 2023 were as follows:
	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	139	2,472	(2,333)
Janus Henderson Enterprise Portfolio	156	5,506	(5,350)
Janus Henderson Forty Portfolio	197	2,540	(2,343)
Janus Henderson Global Research Portfolio	216	2,910	(2,694)
Janus Henderson Balanced Portfolio	164	1,913	(1,749)
T. Rowe Price Limited Term Bond Portfolio	176	3,174	(2,998)
T. Rowe Price Equity Income Portfolio	19	5,567	(5,548)
T. Rowe Price Moderate Allocation Portfolio	122	5,431	(5,309)
T. Rowe Price Mid-Cap Growth Portfolio	55	2,015	(1,960)
T. Rowe Price International Stock Portfolio	85	773	(688)
Vanguard Balanced Portfolio	342	622	(280)
Vanguard Equity Index Portfolio	25	1,934	(1,909)
Vanguard High Yield Bond Portfolio	109	346	(237)
Vanguard Small Company Growth Portfolio	165	863	(698)
Vanguard Mid-Cap Index Portfolio	57	629	(572)
Vanguard REIT Index Portfolio	145	507	(362)
Vanguard Money Market	884	5,810	(4,926)

The changes in units outstanding for the year ended December 31, 2022 were as follows:
	Units	Units	Net Increase
	Issued	Redeemed	(Decrease)
Janus Henderson Research Portfolio	174	7,773	(7,599)
Janus Henderson Enterprise Portfolio	453	5,328	(4,875)
Janus Henderson Forty Portfolio	195	7,643	(7,448)
Janus Henderson Global Research Portfolio	78	4,752	(4,674)
Janus Henderson Balanced Portfolio	352	5,749	(5,397)
T. Rowe Price Limited Term Bond Portfolio	1,319	2,783	(1,464)
T. Rowe Price Equity Income Portfolio	1,166	2,911	(1,745)
T. Rowe Price Moderate Allocation Portfolio	88	2,911	(2,823)
T. Rowe Price Mid-Cap Growth Portfolio	126	1,235	(1,109)
T. Rowe Price International Stock Portfolio	367	123	244
Vanguard Balanced Portfolio	47	3,687	(3,640)
Vanguard Equity Index Portfolio	20	556	(536)
Vanguard High Yield Bond Portfolio	115	147	(32)
Vanguard Small Company Growth Portfolio	381	562	(181)
Vanguard Mid-Cap Index Portfolio	27	670	(643)
Vanguard REIT Index Portfolio	940	430	510
* Vanguard Money Market	76,501	15,153	61,348

* The units issued and units redeemed activity for Vanguard Money Market Portfolio was for the period February 2, 2022 (inception) through December 31, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
7. Financial Highlights
A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2023 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return
Janus Henderson Research Portfolio	32,746	$28.13	$921	1.20%	0.14%	41.49%
Janus Henderson Enterprise Portfolio	51,611	243.24	12,554	1.20	0.16	16.67
Janus Henderson Forty Portfolio	35,013	46.00	1,611	1.20	0.19	38.32
Janus Henderson Global Research Portfolio	18,585	17.52	326	1.20	0.91	25.28
Janus Henderson Balanced Portfolio	26,165	36.91	966	1.20	2.09	14.05
T. Rowe Price Limited Term Bond Portfolio	15,631	37.81	591	1.20	3.32	3.69
T. Rowe Price Equity Income Portfolio	26,350	41.73	1,100	1.20	2.09	8.24
T. Rowe Price Moderate Allocation Portfolio	26,946	95.52	2,574	1.20	2.30	13.98
T. Rowe Price Mid-Cap Growth Portfolio	5,620	68.42	385	1.20	-	18.54
T. Rowe Price International Stock Portfolio	6,921	16.18	112	1.20	0.99	14.86
Vanguard Balanced Portfolio	13,772	39.93	550	1.20	2.03	12.97
Vanguard Equity Index Portfolio	9,482	50.54	479	1.20	1.46	24.63
Vanguard High Yield Bond Portfolio	2,743	25.94	71	1.20	5.08	10.34
Vanguard Small Company Growth Portfolio	8,344	47.38	395	1.20	0.41	18.23
Vanguard Mid-Cap Index Portfolio	7,811	52.15	407	1.20	1.46	14.46
Vanguard REIT Index Portfolio	6,383	44.43	284	1.20	2.50	10.38
** Vanguard Money Market Portfolio	56,422	10.44	589	1.20	4.92	3.80

  A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2022 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return ***
Janus Henderson Research Portfolio	35,079	$19.88	$697	1.20%	0.15%	(30.73)%
Janus Henderson Enterprise Portfolio	56,961	208.48	11,875	1.20	0.20	(16.94)
Janus Henderson Forty Portfolio	37,356	33.26	1,242	1.20	0.18	(34.35)
Janus Henderson Global Research Portfolio	21,279	13.98	298	1.20	1.02	(20.38)
Janus Henderson Balanced Portfolio	27,914	32.36	903	1.20	1.22	(17.40)
* T. Rowe Price Government Money Portfolio	-	19.55	-	1.20	0.02	(0.37)
T. Rowe Price Limited Term Bond Portfolio	18,629	36.46	679	1.20	1.96	(5.65)
T. Rowe Price Equity Income Portfolio	31,898	38.55	1,230	1.20	1.88	(4.50)
T. Rowe Price Moderate Allocation Portfolio	32,255	83.80	2,703	1.20	1.56	(19.29)
T. Rowe Price Mid-Cap Growth Portfolio	7,580	57.72	437	1.20	-	(23.51)
T. Rowe Price International Stock Portfolio	7,609	14.09	107	1.20	0.79	(16.82)
Vanguard Balanced Portfolio	14,052	35.34	497	1.20	1.93	(15.32)
Vanguard Equity Index Portfolio	11,391	40.55	462	1.20	1.37	(19.21)
Vanguard High Yield Bond Portfolio	2,980	23.51	70	1.20	5.12	(10.44)
Vanguard Small Company Growth Portfolio	9,042	40.08	362	1.20	0.27	(26.25)
Vanguard Mid-Cap Index Portfolio	8,383	45.56	382	1.20	1.17	(19.79)
Vanguard REIT Index Portfolio	6,745	40.26	272	1.20	1.77	(27.18)
** Vanguard Money Market Portfolio	61,348	10.06	617	1.20	1.66	0.59

# Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

* T.Rowe Price Government Money's shares were terminated on April 28, 2022.
**      Vanguard Money Market's shares became available for investment on February 2, 2022.
***    Total return is not annualized if the underlying fund was initially added and funded or terminated during the period presented.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS
7. Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2021 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return
Janus Henderson Research Portfolio	42,678	$28.70	$1,225	1.20%	0.10%	18.90%
Janus Henderson Enterprise Portfolio	61,836	251.01	15,521	1.20	0.32	15.43
Janus Henderson Forty Portfolio	44,804	50.66	2,270	1.20	-	21.43
Janus Henderson Global Research Portfolio	25,953	17.56	456	1.20	0.53	16.68
Janus Henderson Balanced Portfolio	33,311	39.18	1,305	1.20	0.91	15.80
* T. Rowe Price Government Money Portfolio	23,476	19.62	461	1.20	0.01	(1.18)
T. Rowe Price Limited Term Bond Portfolio	20,093	38.65	777	1.20	1.35	(1.07)
T. Rowe Price Equity Income Portfolio	33,643	40.36	1,358	1.20	1.58	24.05
T. Rowe Price Moderate Allocation Portfolio	35,078	103.83	3,642	1.20	0.98	8.75
T. Rowe Price Mid-Cap Growth Portfolio	8,688	75.45	656	1.20	-	13.48
T. Rowe Price International Stock Portfolio	7,365	16.94	125	1.20	0.54	0.10
Vanguard Balanced Portfolio	17,692	41.74	738	1.20	1.88	17.60
Vanguard Equity Index Portfolio	11,927	50.19	599	1.20	1.23	27.02
Vanguard High Yield Bond Portfolio	3,012	26.25	79	1.20	4.12	2.44
Vanguard Small Company Growth Portfolio	9,223	54.34	501	1.20	0.41	12.85
Vanguard Mid-Cap Index Portfolio	9,025	56.80	513	1.20	1.16	22.87
Vanguard REIT Index Portfolio	6,235	55.28	345	1.20	1.99	38.55

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2020 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return
Janus Henderson Research Portfolio	44,778	$24.14	$1,081	1.20%	0.41%	31.37%
Janus Henderson Enterprise Portfolio	67,141	217.44	14,599	1.20	0.07	18.04
Janus Henderson Forty Portfolio	46,512	41.72	1,940	1.20	0.27	37.75
Janus Henderson Global Research Portfolio	26,674	15.05	401	1.20	0.73	18.62
Janus Henderson Balanced Portfolio	34,240	33.83	1,158	1.20	1.77	12.95
* T. Rowe Price Government Money Portfolio	34,874	19.86	693	1.20	0.24	(0.95)
T. Rowe Price Limited Term Bond Portfolio	22,803	39.07	891	1.20	1.97	3.46
T. Rowe Price Equity Income Portfolio	37,071	32.54	1,206	1.20	2.37	(0.04)
T. Rowe Price Moderate Allocation Portfolio	38,384	95.48	3,665	1.20	1.36	13.17
T. Rowe Price Mid-Cap Growth Portfolio	8,801	66.49	585	1.20	-	22.33
T. Rowe Price International Stock Portfolio	8,935	16.92	151	1.20	0.57	13.08
Vanguard Balanced Portfolio	20,675	35.49	734	1.20	2.80	9.36
Vanguard Equity Index Portfolio	12,165	39.52	481	1.20	1.75	16.79
Vanguard High Yield Bond Portfolio	3,014	25.62	77	1.20	6.27	4.41
Vanguard Small Company Growth Portfolio	11,423	48.15	550	1.20	0.67	21.71
Vanguard Mid-Cap Index Portfolio	10,733	46.23	496	1.20	1.54	16.66
Vanguard REIT Index Portfolio	6,346	39.90	253	1.20	3.02	(6.00)

# Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

* T.Rowe Price Government Money's shares were terminated on April 28, 2022.

SENTRY LIFE INSURANCE COMPANY
Sentry Variable Account II
NOTES TO FINANCIAL STATEMENTS

7. Financial Highlights (continued)

A summary of unit values, units outstanding and certain financial performance information for each subaccount for variable annuity contracts and the expense ratios, excluding expenses of the underlying funds, for the year ended December 31, 2019 is as follows:

				Expenses	Income
				as a % of	as a % of
		Net Assets		Average	Average
		Unit		Net	Net	Total
	Units	Value	(000's)	Assets #	Assets	Return
Janus Henderson Research Portfolio	49,818	$18.37	$915	1.20%	0.46%	33.92%
Janus Henderson Enterprise Portfolio	71,947	184.20	13,253	1.20	0.20	33.89
Janus Henderson Forty Portfolio	48,036	30.29	1,455	1.20	0.15	35.54
Janus Henderson Global Research Portfolio	30,943	12.69	393	1.20	1.00	27.52
Janus Henderson Balanced Portfolio	41,105	29.95	1,231	1.20	1.91	21.14
* T. Rowe Price Government Money Portfolio	29,153	20.05	584	1.20	1.72	0.51
T. Rowe Price Limited Term Bond Portfolio	23,352	37.76	882	1.20	2.40	3.11
T. Rowe Price Equity Income Portfolio	43,054	32.55	1,401	1.20	2.30	24.90
T. Rowe Price Moderate Allocation Portfolio	43,841	84.37	3,699	1.20	1.94	18.38
T. Rowe Price Mid-Cap Growth Portfolio	10,631	54.35	578	1.20	0.11	29.74
T. Rowe Price International Stock Portfolio	10,266	14.96	154	1.20	2.04	26.26
Vanguard Balanced Portfolio	28,461	32.46	924	1.20	2.69	21.04
Vanguard Equity Index Portfolio	15,508	33.84	525	1.20	1.64	29.75
Vanguard High Yield Bond Portfolio	5,106	24.54	125	1.20	6.18	14.30
Vanguard Small Company Growth Portfolio	12,181	39.56	482	1.20	0.51	26.59
Vanguard Mid-Cap Index Portfolio	12,096	39.63	479	1.20	1.50	29.33
Vanguard REIT Index Portfolio	10,460	42.45	444	1.20	2.63	27.29

# Excluding the effect of the expenses of the underlying fund portfolios and maintenance charges charged directly to contract holder accounts.

* T.Rowe Price Government Money's shares were terminated on April 28, 2022.

8. Diversification Requirements

Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), as amended, a variable contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as a variable contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. Each subaccount is required to satisfy the requirements of Section 817(h). The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either the statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

The Secretary of the Treasury has issued regulations under Section 817(h) of the Code. The Variable Account intends that each of the subaccounts shall comply with the diversification requirements and, in the event of any failure to comply, will take immediate corrective action to assure compliance.